Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)/income	$ (439,336)	$ (652,728)	$ 1,066,375
Adjustments to reconcile net (loss)/income to net cash (used in) /provided by operating activities:
Effect of exchange rate changes	(226,846)
Allowance for credit loss	958,584	116,428
Depreciation and amortization	86,911	83,226	81,625
Amortization of lease right-of-use assets	224,451	180,464
Share of profit from long-term investment		(2,119)	(8,402)
Disposal gain from property and equipment		(125,804)	(193,191)
Inventory write-downs	11,858	19,981	21,282
Deferred tax expenses/(benefits)	148,239	(160,402)	80,519
Long-term investment impairment		60,046
Changes in operating assets and liabilities:
Accounts receivable, net	(5,023,387)	36,738	(910,221)
Other non-current assets			(61,039)
Prepaid expenses and other current asset, net	1,870,567	(3,871,930)	(520,377)
Inventories, net	601,543	(359,859)	(78,455)
Accounts payable	(517,944)	624,347	(11,703)
Contract liabilities	3,137	84,680	371,639
Accrued expenses and other current liabilities	(37,987)	(25,816)	152,448
Amounts due from related parties		34,552	(40,098)
Amounts due to related parties	446,469	139,772	946,379
Tax payable	436,384	113,597	272,148
Operating lease liabilities	(178,037)	(178,341)
Net cash (used in)/provided by operating activities	(1,635,394)	(3,883,168)	1,168,928
Cash flow from investing activities
Purchase of property and equipment		(12,137)	(481,391)
Proceeds from disposal of property and equipment		1,745,094	1,265,217
Proceed from withdrawal of long-term investment	44,570	93,574
Provide short-term loan to third party	(410,000)
Purchase of long-term investments			(40,098)
Net cash (used in)/provided by investing activities	(365,430)	1,826,531	743,728
Cash flow from financing activities
Proceeds from issuance of Class A ordinary shares upon the completion of IPO	5,356,417
Proceeds from issuance of convertible bonds	999,957
Payment of service fees for convertible bonds	(351,000)
Proceeds from short-term debts	133,044		160,391
Proceeds from long-term debts		1,238,592	1,167,861
Repayments of short-term debts	(101,778)	(107,963)	(280,692)
Repayments of long-term debts	(1,325,703)	(1,918,181)	(1,001,815)
Proceed of interest-free loan from related parties	3,031,467
Repayments of loans to a related party	(4,593,092)
Capital contribution from shareholder		1,430,612
Payments for deferred offering costs	(273,287)	(1,041,447)
Net cash provided by/(used in) financing activities	2,876,025	(398,387)	45,745
Effect of exchange rate changes	18,051	(123,887)	(51,067)
Net change in cash and cash equivalents	893,252	(2,578,911)	1,907,334
Cash and cash equivalents, beginning of the year	1,107,480	3,686,391	1,779,057
Cash and cash equivalents, end of the year	2,000,732	1,107,480	3,686,391
Supplemental disclosures of cash flow information:
Income tax paid	2,050	150,124	33,291
Interest expense paid	48,607	65,901	57,776
Supplemental disclosures of non-cash activities:
Obtaining right-of-use assets in exchange for operating lease liabilities	$ 209,652	$ 805,409